Allowance for Loan Losses - Impaired Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 8,718	$ 13,066
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	10,142	19,208
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	9,339	13,024
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	10,954	14,227
Impaired financing receivables, with an allowance recorded, Related Allowance	2,509	4,006
Impaired financing receivables, Recorded Investment, Total	18,057	26,090
Impaired financing receivables, Unpaid Principal Balance, Total	21,096	33,435
Impaired financing receivables, Related Allowance, Total	2,509	4,006
Impaired financing receivables, Average Recorded Investment, Total	22,051	26,720
Impaired financing receivables, Interest Income Recognized, Total	989	1,818
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,525	5,053
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,657	5,226
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	2,344	367
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	2,437	385
Impaired financing receivables, with an allowance recorded, Related Allowance	1,262	286
Impaired financing receivables, Recorded Investment, Total	3,869	5,420
Impaired financing receivables, Unpaid Principal Balance, Total	4,094	5,611
Impaired financing receivables, Related Allowance, Total	1,262	286
Impaired financing receivables, Average Recorded Investment, Total	4,761	4,762
Impaired financing receivables, Interest Income Recognized, Total	186	276
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5,983	5,446
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	6,214	8,114
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	4,192	8,495
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	4,496	8,681
Impaired financing receivables, with an allowance recorded, Related Allowance	445	2,354
Impaired financing receivables, Recorded Investment, Total	10,175	13,941
Impaired financing receivables, Unpaid Principal Balance, Total	10,710	16,795
Impaired financing receivables, Related Allowance, Total	445	2,354
Impaired financing receivables, Average Recorded Investment, Total	11,919	16,482
Impaired financing receivables, Interest Income Recognized, Total	521	958
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,202	2,566
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	2,263	5,346
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	2,803	3,561
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	4,021	4,554
Impaired financing receivables, with an allowance recorded, Related Allowance	802	1,199
Impaired financing receivables, Recorded Investment, Total	4,005	6,127
Impaired financing receivables, Unpaid Principal Balance, Total	6,284	9,900
Impaired financing receivables, Related Allowance, Total	802	1,199
Impaired financing receivables, Average Recorded Investment, Total	5,038	4,909
Impaired financing receivables, Interest Income Recognized, Total	282	557
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance		521
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment		541
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		547
Impaired financing receivables, with an allowance recorded, Related Allowance		107
Impaired financing receivables, Recorded Investment, Total		541
Impaired financing receivables, Unpaid Principal Balance, Total		1,068
Impaired financing receivables, Related Allowance, Total		107
Impaired financing receivables, Average Recorded Investment, Total	302	533
Impaired financing receivables, Interest Income Recognized, Total		25
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	8	1
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	8	1
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment		60
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		60
Impaired financing receivables, with an allowance recorded, Related Allowance		60
Impaired financing receivables, Recorded Investment, Total	8	61
Impaired financing receivables, Unpaid Principal Balance, Total	8	61
Impaired financing receivables, Related Allowance, Total		60
Impaired financing receivables, Average Recorded Investment, Total	31	34
Impaired financing receivables, Interest Income Recognized, Total		$ 2